Non-Financial Assets - Summary of Non-Financial Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current non-financial assets [Abstract]
Advance payments	₩ 300,350	₩ 160,596
Prepaid expenses	440,079	366,532
Greenhouse gas emissions rights	25,246	192,005
Other quick assets	343,646	1,025,736
Others	368,892	1,217,741
Current non-financial assets	1,109,321	1,744,869
Non-current non-financial assets [Abstract]
Advance payments	75,489	51,425
Prepaid expenses	214,022	153,830
Greenhouse gas emissions rights	0	0
Other quick assets	60,659	103,879
Others	60,659	103,879
Non-current non-financial assets	₩ 350,170	₩ 309,134